Property, Plant and Equipment - Summary of Future Rentals from Vehicles and Equipment on Operating Leases (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Rental income from investment property, net of direct operating expense	¥ 1,689,712	¥ 1,962,699
Vehicles and equipment on operating leases [Member] | Within 1 year [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Rental income from investment property, net of direct operating expense	885,757	932,882
Vehicles and equipment on operating leases [Member] | Between 1 and 2 years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Rental income from investment property, net of direct operating expense	497,218	641,683
Vehicles and equipment on operating leases [Member] | Between 2 and 3 years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Rental income from investment property, net of direct operating expense	216,227	280,646
Vehicles and equipment on operating leases [Member] | Between 3 and 4 years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Rental income from investment property, net of direct operating expense	59,004	75,915
Vehicles and equipment on operating leases [Member] | Between 4 and 5 years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Rental income from investment property, net of direct operating expense	21,022	21,772
Vehicles and equipment on operating leases [Member] | Later than 5 years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Rental income from investment property, net of direct operating expense	¥ 10,484	¥ 9,801